Computer Software (Tables)	12 Months Ended
Dec. 31, 2023
Computer software [member]
Statement [LineItems]
Summary of Computer Software
Computer software consists of the following:

	Internally Developed	Acquisitions - Business Combinations (1)	Purchased	Total
Cost:
December 31, 2021	4,654	178	86	4,918
Additions	519	87	2	608
Removed from service	(16)	-	(8)	(24)
Disposals of businesses	(91)	-	-	(91)
Translation and other, net	(12)	(1)	-	(13)
December 31, 2022	5,054	264	80	5,398
Additions	472	374	1	847
Removed from service	(190)	(2)	-	(192)
Disposals of businesses	(219)	-	-	(219)
Translation and other, net	23	-	1	24
December 31, 2023	5,140	636	82	5,858
Accumulated amortization:
December 31, 2021	(3,867)	(152)	(77)	(4,096)
Amortization	(440)	(39)	(6)	(485)
Removed from service	16	-	8	24
Disposals of businesses	81	-	-	81
Translation and other, net	9	4	-	13
December 31, 2022	(4,201)	(187)	(75)	(4,463)
Amortization	(437)	(72)	(3)	(512)
Removed from service	190	2	-	192
Disposals of businesses	183	-	-	183
Translation and other, net	(23)	1	-	(22)
December 31, 2023	(4,288)	(256)	(78)	(4,622)
Carrying amount:
December 31, 2022	853	77	5	935
December 31, 2023	852	380	4	1,236
(1) See note 30 for further information on acquired software assets.